Financial assets, liabilities and financial results (telecom activities) - Equity securities FVOCI - Reconciliation (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 3,290	€ 4,803
Financial assets at end of period	5,545	3,290	€ 4,803
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	432	431	277
Acquisitions	98	85	81
Changes in fair value	108	(11)	(94)
Sales	7	95	20
Other items	3		(2)
Financial assets at end of period	€ 419	€ 432	€ 431